SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 85,356	$ 65,973
Cash paid for amounts included in the measurement of lease obligations	$ 78,215	$ 72,024	$ 151,586	$ 57,115
Weighted average remaining lease term (in years)	3 years 6 months 18 days	4 years 3 months 3 days	3 years 9 months 25 days	3 years 5 months 23 days
Operating Lease, Weighted Average Discount Rate, Percent	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 11,347	$ 23,307	$ 32,677	$ 100,302
Non-Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 74,009	$ 42,666	$ 118,315	$ 15,197